Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Schedule of activity under the 2007 Stock Option Plan

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8
Granted	—	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Granted	6,403	1.40
Exercised	(150)	1.00	$60
Forfeited or expired	(7,780)	1.04

Outstanding at December 31, 2012	36,668	$1.12	$11,253	5.6

Exercisable at December 31, 2012	29,752	$1.04	$11,043	4.8

Remaining authorized options available for issue	7,019

Schedule of assumptions used in determining the fair value of stock options granted using the Black-Scholes model

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.94%	N/A	0.73%-3.08%
Expected volatility	36.0%	N/A	31.9%-38.1%
Dividend yield	N/A	N/A	N/A
Expected option life (years)	6.75	N/A	3.9-6.6
Black-Scholes Value of options	$0.53	N/A	$0.72-$1.03

Schedule of performance vesting options affected by the Amendment, including the Accelerated Options, by original grant date

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment (1)	Accelerated Options (2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010 (3)	707	—	707	N/A
Total	18,691	5,760	12,931	2,996

(1) Includes Accelerated Options

(2) Accelerated Options vesting on August 11, 2010

(3) Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting